CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Total	Class A Common Stock	Class V Common Stock	Members' Equity	Common Stock Class A Common Stock	Common Stock Class V Common Stock	Retained Earnings / (Accumulated Deficit)	Accumulated Other Comprehensive Income (Loss)	Total Stockholders' Equity (Deficit) Attributable to biote Corp.	Non Controlling Interest
Beginning balance, units at Dec. 31, 2020				982,800
Beginning balance at Dec. 31, 2020	$ (17,075)						$ (17,052)	$ (23)	$ (17,075)
Distributions	(11,402)						(11,402)		(11,402)
Net income (loss)	32,619						32,619		32,619
Other comprehensive income (loss)	(17)							(17)	(17)
Ending balance, units at Dec. 31, 2021				982,800
Ending balance at Dec. 31, 2021	4,125						4,165	(40)	4,125
Net income (loss)	9,143						9,143		9,143
Other comprehensive income (loss)	1							1	1
Beginning balance, units at Dec. 31, 2021				982,800
Beginning balance at Dec. 31, 2021	4,125						4,165	(40)	4,125
Distributions	(12,886)						(9,575)		(9,575)	$ (3,311)
Net income (loss)	1,324
Business Combination: Capitalized transaction costs	(12,282)						(12,282)		(12,282)
Share-based compensation	82,180						82,180		82,180
Settlement of phantom equity rights	(7,250)						(7,250)		(7,250)
Vesting of RSUs	(424)						(424)		(424)
Vesting of RSUs, shares					1,950,557
Issuance of shares under SEPA	561						561		561
Issuance of shares under SEPA, shares			48,565,824		130,559
Ending balance at Dec. 31, 2022	(58,274)				$ 1	$ 5	(44,460)	(5)	(44,459)	(13,815)
Ending balance, shares at Dec. 31, 2022					9,655,387	48,565,824
Business Combination: Reverse recapitalization on May 26, 2022, units				(982,800)
Business Combination: Reverse recapitalization on May 26, 2022	(113,622)	$ 1	$ 5				(113,628)		(113,622)
Business Combination: Reverse recapitalization on May 26, 2022, shares		7,574,271	48,565,824
Business Combination: Noncontrolling interest on May 26, 2022							3,619	34	3,653	(3,653)
Net income (loss)	(7,819)						(969)		(969)	(6,850)
Other comprehensive income (loss)	1									(1)
Ending balance at Dec. 31, 2022	$ (58,274)				$ 1	$ 5	$ (44,460)	$ (5)	$ (44,459)	$ (13,815)
Ending balance, shares at Dec. 31, 2022					9,655,387	48,565,824